INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 32,393	$ 47,936
Facilities lease rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	16,988	25,739
Facilities lease rights [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	1 year
Facilities lease rights [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	19 years
Technologies, patents and other rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	11,300	17,104
Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	3 years 7 months 6 days
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	4 years
Other rights [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	9 years
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	9 years
Intangible assets, net	2,146	2,723
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	15 years
Intangible assets, net	1,684	1,995
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life
Intangible assets, net	$ 275	$ 375